Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss)/income for the year	$ 2,093,124	$ (12,276,520)	$ (1,218,237)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	37,693,733	41,258,142	38,921,672
Amortization of deferred finance charges	885,191	858,582	690,842
Amortization of deferred gain on sale and leaseback of vessels		(190,087)	(195,040)
Amortization of operating lease right-of-use assets	1,572,943
Share based compensation	611,644	338,356	129,245
Change in fair value of derivatives	255,650	(28,252)	(27,372)
Equity gain in joint ventures	(486,695)
Impairment loss	993,916	11,351,821	6,461,273
Net loss on sale of vessels	485,516	763,925	77,314
Gain on deconsolidation of subsidiaries	(145,000)
(Increase)/decrease in
Trade and other receivables	(1,506,590)	531,796	(179,036)
Other current assets	16,055	159,363
Claims receivable	(1,307,763)	15,951	(235,705)
Inventories	617,468	(302,873)	46,824
Changes in operating lease liabilities	(1,572,943)
Advances and prepayments	339,858	131,490	57,328
Increase/(decrease) in
Balances with related parties	(5,845,771)	(6,278,982)	6,434,290
Trade accounts payable	(1,316,668)	381,941	1,299,686
Accrued liabilities	(217,409)	339,009	581,000
Deferred income	(2,347,660)	755,563	(490,031)
Net cash provided by operating activities	30,818,599	37,809,225	52,354,053
Cash flows from investing activities
Insurance proceeds	993,546		219,754
Proceeds from sale of interests in subsidiaries	20,720,975
Vessels' acquisitions and advances for vessels under construction	(2,988,903)	(108,295,690)	(60,612,867)
Proceeds from sale of vessels, net	18,721,123	29,742,788	11,479,936
Investment in joint ventures	(11,322,600)
Return of investments by joint ventures	7,363,147
Advances to joint ventures	(5,083,919)
Advances from joint ventures	5,083,919
Net cash (used in)/provided by investing activities	33,487,288	(78,552,902)	(48,913,177)
Cash flows from financing activities
Stock repurchase	(1,837,617)
Deferred finance charges paid	(477,201)	(503,265)	(815,256)
Advances from joint ventures	4,958,250
Customer deposits paid	(368,000)	(1,220,700)
Loan repayments	(97,371,978)	(56,717,059)	(56,254,073)
Proceeds from long-term debt	33,480,000	115,712,500	43,000,000
Net cash (used in)/provided by financing activities	(61,616,546)	57,271,476	(14,069,329)
Net (decrease)/increase in cash and cash equivalents	2,689,341	16,527,799	(10,628,453)
Cash and cash equivalents and restricted cash at beginning of year	79,430,991	62,903,192	73,531,645
Cash and cash equivalents and restricted cash at end of year	82,120,332	79,430,991	62,903,192
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	79,430,991	79,430,991	62,903,192
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	20,768,672	21,087,903	14,643,885
Non cash investing activity – Vessels under construction	$ 63,752	$ 63,752	$ 605,800